Long-Term Debt	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Cypress Holdings Inc And Subsidiaries [Member]
Debt Instrument [Line Items]
Long-Term Debt
14.	LONG-TERM DEBT
In connection with the Acquisition of the Company in April 2017, the Company entered into the 2017 First Lien Credit Agreement (“First Lien Credit Agreement”) and 2017 Second Lien Credit Agreement (“Second Lien Credit Agreement”).
In February 2020, the Company refinanced its long-term debt (“2020 Refinancing”) and entered into the First Amendment to the First Lien Credit Agreement (“First Lien Amendment”). The First Lien Amendment provided an incremental term loan, amended the amount of commitments and the maturity dates of the First Lien Credit Agreement’s revolving credit facilities. The proceeds of the incremental term loan were used to repay all outstanding borrowings under the Second Lien Credit Agreement.
The repayment of outstanding borrowings under the Second Lien Credit Agreement was determined to be a debt extinguishment and the Company recognized an $8.6 million loss on early extinguishment of debt in the condensed consolidated statements of operations and comprehensive income (loss) during the six months ended June 30, 2020.
First Lien Credit Agreement
— The First Lien Credit Agreement initially consisted of a $1.0 billion term loan (“First Lien Term Loan”), a $65.0 million dollar revolving credit facility (“Dollar Revolver”), and a $35.0 million multicurrency revolving credit facility (“Multicurrency Revolver” and together with the Dollar Revolver, the “First Lien Revolvers”), with a sublimit of $30.0 million for letters of credit under the First Lien Revolvers. The Company received proceeds of $997.5 million, net of debt discount of $2.5 million, related to the First Lien Term Loan.
The First Lien Amendment provided an incremental term loan in the amount of $375.0 million. The Company received proceeds from the incremental term loan of $373.1 million, net of debt discount of $1.9 million. At June 30, 2021 and December 31, 2020, the unamortized debt discount was $2.4 million and $2.8 million, respectively.
In addition, the First Lien Amendment reduced the amount of commitments under each of the Dollar Revolver and the Multicurrency Revolver to $59.3 million and $32.0 million, respectively, and extended the maturity of a portion of the commitments under each revolving credit facility. Pursuant to the First Lien Amendment, the non-extended
Dollar Revolver and
non-extended
Multicurrency Revolver consist of commitments of $8.1 million and $4.4 million, respectively, which mature on April 27, 2022. The extended Dollar Revolver and extended Multicurrency Revolver consist of commitments of $51.2 million and $27.6 million, respectively, which mature on October 27, 2023. The First Lien Revolvers continue to have a sublimit of $30.0 million for letters of credit.
The Company incurred $27.6 million and $3.4 million in financing costs related to the First Lien Credit Agreement and First Lien Amendment, respectively. These costs were recorded to a contra debt account and are being amortized to interest expense over the term of the First Lien Credit Agreement using the effective interest method. At June 30, 2021 and December 31, 2020, the unamortized financing costs were $13.2 million and $16.1 million, respectively.
The First Lien Term Loan requires (after giving effect to the First Lien Amendment) quarterly principal payments of approximately $3.5 million until March 31, 2024, with the remaining outstanding principal amount required to be paid on the maturity date, April 27, 2024. The First Lien Term Loan requires a prepayment of principal, subject to certain exceptions, in connection with the receipt of proceeds from certain asset sales, casualty events, and debt issuances by the Company, and up to 50% of annual excess cash flow, as defined in and as further set forth in the First Lien Credit Agreement. When a principal prepayment is required, the prepayment offsets the future quarterly principal payments of the same amount. As of December 31, 2020, a principal prepayment of $1.5 million was required and paid in April 2021.
As of June 30, 2021, the amount outstanding on the First Lien Term Loan was $1,329.2 million, of which, $13.8 million was classified as current in the accompanying condensed consolidated balance sheet. As of December 31, 2020, the amount outstanding on the First Lien Term Loan was $1,336.2 million, of which, $25.4 million was classified as current in the accompanying condensed consolidated balance sheet.
Amounts outstanding under the First Lien Credit Agreement bear interest at a variable rate of LIBOR, plus up to 3.00% per annum based upon the Company’s leverage ratio, as defined in the First Lien Credit Agreement. At June 30, 2021, outstanding borrowings under the First Lien Term Loan bore interest at 4.00%. A quarterly commitment fee of up to 0.50% is payable on the unused portion of the Dollar Revolver and Multicurrency Revolver credit facilities.
During the three months ended June 30, 2021 and 2020, weighted-average interest rate on the outstanding borrowings under the First Lien Term Loan was 4.1% and 4.1%, respectively. The Company made interest payments of $13.5 million and $13.2 million during the three months ended June 30, 2021 and 2020, respectively.
During the six months ended June 30, 2021 and 2020, weighted-average interest rate on the outstanding borrowings under the First Lien Term Loan was 4.1% and 4.3%, respectively. The Company made interest payments of $26.8 million and $26.2 million during the six months ended June 30, 2021 and 2020, respectively.
In March 2020, the Company borrowed $65.0 million on its First Lien Revolvers. The borrowings were fully repaid in June 2020 and there were no outstanding borrowings on the First Lien Revolvers at June 30, 2021 and December 31, 2020.
In May 2020, the Company issued a standby letter of credit for $0.7 million in lieu of a security deposit upon entering into a lease agreement for its new corporate headquarters. The standby letter of credit reduces the amount available to be borrowed under the First Lien Revolvers and at June 30, 2021 and December 31, 2020, $90.6 million was available to be borrowed.
Borrowings under the First Lien Credit Agreement are guaranteed by Cypress Holdings Intermediate Holdings II, Inc., and certain of its US subsidiaries by a perfected first priority lien on the stock of CCC and substantially all of its assets, subject to various limitations and exceptions.
The First Lien Credit Agreement contains representations and warranties, and affirmative and negative covenants, that among other things, restrict, subject to certain exceptions, our ability to: incur additional indebtedness, incur liens, engage in mergers, consolidations, liquidations or dissolutions; pay dividends and distributions on, or redeem, repurchase or retire our capital stock; and make certain investments, acquisitions, loans, or advances.
In addition, the terms of the First Lien Credit Agreement include a financial covenant which requires that, at the end of each fiscal quarter, if the aggregate amount of borrowings under the First Lien Revolvers over the prior four fiscal quarters exceeds 35% of the aggregate commitments under those revolving credit facilities, the Company’s leverage ratio cannot exceed 8.30 to 1.00. The Company was in compliance with its financial covenant as of the quarter ended March 31, 2020. Borrowings under the First Lien Revolvers did not exceed 35% of the aggregate commitments and the Company was not subject to the leverage test for all fiscal quarters ending after March 31, 2020.
Second Lien Credit Agreement
—The Second Lien Credit Agreement consisted of a $375.0 million term loan (“Second Lien Term Loan”). The Company received proceeds of $372.2 million, net of discount of $2.8 million. The discount was recorded to a contra debt account and was being amortized to interest expense over the life of the Second Lien Term Loan using the effective interest method. At the time of the 2020 Refinancing, the debt discount was written off to loss on early extinguishment of debt.
The Company incurred $8.9 million in financing costs related to the Second Lien Credit Agreement. These costs were recorded to a contra debt account and were being amortized to interest expense over the term of the Second Lien Term Loan using the effective interest method. At the time of the 2020 Refinancing, there were $6.6 million of unamortized financing costs which were written off to loss on early extinguishment of debt.
The Second Lien Term Loan required no principal payments and all outstanding principal was scheduled to be due upon maturity on April 25, 2025.
Amounts outstanding under the Second Lien Term Loan bore interest at a variable rate of LIBOR, plus 6.75%. Prior to extinguishment in February 2020, the weighted-average interest rate on the Second Lien Term Loan was 8.6% and the Company made interest payments of $4.0 million.
The Second Lien Term Loan was guaranteed by Cypress Holdings Intermediate Holdings II, Inc., and certain of its US subsidiaries by a perfected second priority lien on the stock of CCC and substantially all of its assets, subject to various limitations and exceptions.
The Second Lien Credit Agreement contained representations and warranties, and affirmative and negative covenants, that among other things, restrict, subject to certain exceptions, the Company’s ability to: incur additional indebtedness, incur liens, engage in mergers, consolidations, liquidations or dissolutions; pay dividends and distributions on, or redeem, repurchase or retire out capital stock; and make certain investments, acquisitions, loans, or advances. The Second Lien Credit Agreement had no financial covenants.
Long-term debt as of June 30, 2021 and December 31, 2020, consists of the following (in thousands):

	June 30, 2021	December 31, 2020
First Lien Term Loan	$1,329,231	$1,336,154
First Lien Term Loan—discount	(2,396)	(2,788)
First Lien Term Loan—deferred financing fees	(13,215)	(15,388)

First Lien Term Loan—net of discount & fees	1,313,620	1,317,978

Less: Current portion	(13,846)	(25,381)

Total long-term debt—net of current portion	$1,299,774	$1,292,597

As of June 30, 2021, and December 31, 2020, the deferred financing fees asset balance included $0.6 million and $0.7 million, respectively, in relation to the Dollar Revolver and Multicurrency Revolver, which is being amortized to interest expense over the term of the underlying agreements.
Interest Rate Swaps
—The Company has previously entered into three floating to fixed interest rate swap agreements (“Swap Agreements”) to reduce its exposure to variability from future cash flows resulting from interest rate risk related to its long-term debt. The notional amount of the Swap Agreements total $777.7 million at June 30, 2021 and December 31, 2020. The Swap Agreements expire in June 2022.

12.	LONG-TERM DEBT
In connection with the Acquisition of the Company in April 2017, the Company entered into the 2017 First Lien Credit Agreement (“First Lien Credit Agreement”) and 2017 Second Lien Credit Agreement (“Second Lien Credit Agreement”).
In February 2020, the Company refinanced its long-term debt (“2020 Refinancing”) and entered into the First Amendment to the First Lien Credit Agreement (“First Lien Amendment”). The First Lien Amendment provided an incremental term loan, amended the amount of commitments and the maturity dates of the First Lien Credit Agreement’s revolving credit facilities. The proceeds of the incremental term loan were used to repay all outstanding borrowings under the Second Lien Credit Agreement.
The repayment of outstanding borrowings under the Second Lien Credit Agreement was determined to be a debt extinguishment and the Company recognized an $8.6 million loss on early extinguishment of debt in the consolidated statements of operations and comprehensive loss during the year ended December 31, 2020.
First Lien Credit Agreement
— The First Lien Credit Agreement initially consisted of a $1.0 billion term loan (“First Lien Term Loan”), a $65.0 million dollar revolving credit facility (“Dollar Revolver”), and a $35.0 million multicurrency revolving credit facility (“Multicurrency Revolver” and together with the Dollar Revolver, the “First Lien Revolvers”), with a sublimit of $30.0 million for letters of credit under the First Lien Revolvers. The Company received proceeds of $997.5 million, net of debt discount of $2.5 million, related to the First Lien Term Loan.
The First Lien Amendment provided an incremental term loan in the amount of $375.0 million. The Company received proceeds from the incremental term loan of $373.1 million, net of debt discount of $1.9 million.
In addition, the First Lien Amendment reduced the amount of commitments under each of the Dollar Revolver and the Multicurrency Revolver to $59.3 million and $32.0 million, respectively, and extended the maturity of a portion of the commitments under each revolving credit facility. Pursuant to the First Lien Amendment, the non-extended
Dollar Revolver and
non-extended
Multicurrency Revolver consist of commitments of $8.1 million and $4.4 million, respectively, which mature on April 27, 2022. The extended Dollar Revolver and extended Multicurrency Revolver consist of commitments of $51.2 million and $27.6 million, respectively, which mature on October 27, 2023. The First Lien Revolvers continue to have a sublimit of $30.0 million for letters of credit.
The Company incurred $27.6 million and $3.4 million in financing costs related to the First Lien Credit Agreement and First Lien Amendment, respectively. These costs were recorded to a contra debt account and are being amortized to interest expense over the term of the First Lien Credit Agreement using the effective interest method. At December 31, 2020 and 2019, the unamortized financing costs were $16.1 million and $16.2 million, respectively.
The First Lien Term Loan requires (after giving effect to the First Lien Amendment) quarterly principal payments of approximately $3.5 million until March 31, 2024, with the remaining outstanding principal amount required to be paid on the maturity date, April 27, 2024. The First Lien Term Loan requires a prepayment of principal, subject to certain exceptions, in connection with the receipt of proceeds from certain asset sales, casualty events, and debt issuances by the Company, and up to 50% of annual excess cash flow, as defined in and as further set forth in the First Lien Credit Agreement. When a principal prepayment is required, the prepayment offsets the future quarterly principal payments of the same amount. As of December 31, 2020, a principal prepayment of $21.9 million was required. As of December 31, 2019, there were no principal prepayments required.
As of December 31, 2020, the amount outstanding on the First Lien Term Loan was $1,336.2 million, of which, $25.4 million was classified as current in the accompanying consolidated balance sheet. As of December 31, 2019, the amount outstanding on the First Lien Term Loan was $975.0 million, of which, $10.0 million was classified as current in the accompanying consolidated balance sheet.
Amounts outstanding under the First Lien Credit Agreement bear interest at a variable rate of LIBOR, plus up to 3.00% per annum based upon the Company’s leverage ratio, as defined in the First Lien Credit Agreement. At December 31, 2020, outstanding borrowings under the First Lien Term Loan bore interest at 4.00%. A quarterly commitment fee of up to 0.50% is payable on the unused portion of the Dollar Revolver and Multicurrency Revolver credit facilities.
During the years ended December 31, 2020, 2019 and 2018, the weighted-average interest rate on the outstanding borrowings under the First Lien Term Loan was 4.2%, 5.2% and 5.0%, respectively. The Company made interest payments of $53.6 million, $50.7 million and $50.3 million during the years ended December 31, 2020, 2019 and 2018, respectively.
In March 2020, the Company borrowed $65.0 million on its First Lien Revolvers. The borrowings were fully repaid in June 2020 and there were no outstanding borrowings on the First Lien Revolvers at December 31, 2020 and 2019.
In May 2020, the Company issued a standby letter of credit for $0.7 million in lieu of a security deposit upon entering into a lease agreement for its new corporate headquarters. The standby letter of credit reduces the amount available to be borrowed under the First Lien Revolvers and at December 31, 2020 $90.6 million was available to be borrowed. At December 31, 2019, all $100.0 million of the First Lien Revolvers was available to be borrowed.
Borrowings under the First Lien Credit Agreement are guaranteed by Cypress Holdings Intermediate Holdings II, Inc., and certain of its US subsidiaries by a perfected first priority lien on the stock of CCC and substantially all of its assets, subject to various limitations and exceptions.
The First Lien Credit Agreement contains representations and warranties, and affirmative and negative covenants, that among other things, restrict, subject to certain exceptions, our ability to: incur additional indebtedness, incur liens, engage in mergers, consolidations, liquidations or dissolutions; pay dividends and distributions on, or redeem, repurchase or retire our capital stock; and make certain investments, acquisitions, loans, or advances.
In addition, the terms of the First Lien Credit Agreement include a financial covenant which requires that, at the end of each fiscal quarter, if the aggregate amount of borrowings under the First Lien Revolvers over the prior four fiscal quarters exceeds 35% of the aggregate commitments under those revolving credit facilities, the Company’s leverage ratio cannot exceed 8.30 to 1.00. The Company was in compliance with its financial covenant as of the quarter ended March 31, 2020. Borrowings under the First Lien Revolvers did not exceed 35% of the aggregate commitments and the Company was not subject to the leverage test for fiscal quarters ending after March 31, 2020 or for any fiscal quarter during the year ended December 31, 2019.
Second Lien Credit Agreement
—The Second Lien Credit Agreement consisted of a $375.0 million term loan (“Second Lien Term Loan”). The Company received proceeds of $372.2 million, net of discount of

$2.8 million. The discount was recorded to a contra debt account and was being amortized to interest expense over the life of the Second Lien Term Loan using the effective interest method. At the time of the 2020 Refinancing, the debt discount was written off to loss on early extinguishment of debt.
The Company incurred $8.9 million in financing costs related to the Second Lien Credit Agreement. These costs were recorded to a contra debt account and were being amortized to interest expense over the term of the Second Lien Term Loan using the effective interest method. At the time of the 2020 Refinancing, there were $6.6 million of unamortized financing costs which were written off to loss on early extinguishment of debt. At December 31, 2019, the unamortized financing costs were $6.6 million.
The Second Lien Term Loan required no principal payments and all outstanding principal was scheduled to be due upon maturity on April 25, 2025. As of December 31, 2019, the amount outstanding on the Second Lien Term Loan was $375.0 million, none of which was classified as current in the accompanying consolidated balance sheet.
Amounts outstanding under the Second Lien Term Loan bore interest at a variable rate of LIBOR, plus 6.75%. During the years ended December 31, 2020, 2019 and 2018, the weighted-average interest rate on the Second Lien Term Loan was 8.6%, 9.1% and 8.8%, respectively. The Company made interest payments of $4.0 million and $34.3 million and $33.4 million during the years ended December 31, 2020, 2019 and 2018, respectively.
The Second Lien Term Loan was guaranteed by Cypress Holdings Intermediate Holdings II, Inc., and certain of its US subsidiaries by a perfected second priority lien on the stock of CCC and substantially all of its assets, subject to various limitations and exceptions.
The Second Lien Credit Agreement contained representations and warranties, and affirmative and negative covenants, that among other things, restrict, subject to certain exceptions, the Company’s ability to: incur additional indebtedness, incur liens, engage in mergers, consolidations, liquidations or dissolutions; pay dividends and distributions on, or redeem, repurchase or retire out capital stock; and make certain investments, acquisitions, loans, or advances.. The Second Lien Credit Agreement had no financial covenants.
Long-term debt as of December 31, 2020 and 2019, consists of the following (in thousands):

	2020	2019

First Lien Term Loan	$1,336,154	$975,000
First Lien Term Loan—discount	(2,788)	(1,614)
First Lien Term Loan—deferred financing fees	(15,388)	(16,211)

First Lien Term Loan—net of discount & fees	1,317,978	957,175

Second Lien Term Loan	—	375,000
Second Lien Term Loan—discount	—	(2,080)
Second Lien Term Loan—deferred financing fees	—	(6,583)

Second Lien Term Loan—net of discount & fees	—	366,337

Total debt	1,317,978	1,323,512

Less: Current portion	(25,381)	(10,000)

Total long-term debt—net of current portion	$1,292,597	$1,313,512

The table below is a rollforward of the Company’s deferred financing fees and discount (contra debt) (in thousands):

	Deferred Financing Fees	Discount— Contra Debt

Balance—December 31, 2018	28,797	4,327

Amortization of fees and discount	(4,837)	(633)

Balance—December 31, 2019	$23,960	$3,694

Fees written off of due to early extinguishment of debt	(6,558)	(2,043)

Payment of fees and discount	3,362	1,875

Amortization of fees and discount	(4,630)	(738)

Balance—December 31, 2020	$16,134	$2,788

As of December 31, 2020 and 2019, the deferred financing fees asset balance included $0.7 million and $1.2 million, respectively, in relation to the Dollar Revolver and Multicurrency Revolver, which is being amortized to interest expense over the term of the underlying agreements.
Scheduled Payments for Debt
—Principal amounts due in each of the next four years as of December 31, 2020, are as follows (in thousands):

Years Ending December 31

2021	$25,381
2022	2,312
2023	13,846
2024	1,294,615

Total	$1,336,154

Interest Rate Swaps
—The Company has previously entered into three floating to fixed interest rate swap agreements (“Swap Agreements”) to reduce its exposure to variability from future cash flows resulting from interest rate risk related to its long-term debt. The notional amount of the Swap Agreements total $777.7 million and $864.9 million at December 31, 2020 and 2019, respectively. The Swap Agreements expire in June 2022.